Leases (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Right-of-use assets
Properties	¥ 144,001,000	¥ 120,941,000
Lease liabilities
Non current	97,473,000	48,115,000
Current	57,417,000	86,104,000
Lease liabilities	154,890,000	134,219,000
Additions to the right-of-use assets during the year	¥ 118,030,000	¥ 38,646,000
Weighted average lessee's incremental borrowing rate	4.84%	4.84%	4.84%